SCHEDULE IV - Reinsurance (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Life reinsurance in force
Gross amount	[1]	$ 0	$ 0	$ 0
Ceded to other companies	[1]	20,301,849	19,383,794	18,764,660
Assumed from other companies	[1]	529,438,861	453,373,378	398,443,383
Net amount	[1]	$ 509,137,012	$ 433,989,584	$ 379,678,723
Percentage of amount assumed to net	[1]	104.00%	104.00%	105.00%
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount		$ 377,380	$ 318,058	$ 269,691
Ceded to other companies		1,113,743	969,381	540,194
Assumed from other companies		7,993,480	7,607,845	6,807,329
Net premiums earned		$ 7,257,117	$ 6,956,522	$ 6,536,826
Percentage of amount assumed to net		110.00%	109.00%	104.00%
Life
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount		$ 0	$ 0	$ 0
Ceded to other companies		28,426	24,519	23,522
Assumed from other companies		1,648,455	1,620,130	1,483,298
Net premiums earned		$ 1,620,029	$ 1,595,611	$ 1,459,776
Percentage of amount assumed to net		102.00%	102.00%	102.00%
Accident and health
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount		$ 0	$ 0	$ 0
Ceded to other companies		0	0	0
Assumed from other companies		25,636	31,355	22,521
Net premiums earned		$ 25,636	$ 31,355	$ 22,521
Percentage of amount assumed to net		100.00%	100.00%	100.00%
Property and casualty
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount	[2]	$ 377,380	$ 318,058	$ 269,691
Ceded to other companies	[2]	1,085,317	944,862	516,672
Assumed from other companies	[2]	6,319,389	5,956,360	5,301,510
Net premiums earned	[2]	$ 5,611,452	$ 5,329,556	$ 5,054,529
Percentage of amount assumed to net	[2]	113.00%	112.00%	105.00%

[1]	Life reinsurance in force excludes products that do not pass risk transfer.
[2]	P&C includes Specialty and U.S. health premiums.